Revenues - Summary of Contract Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Deferred Income [Abstract]
Deferred revenue	$ 886	$ 874	[1]	$ 866

[1]	Amounts have been reclassified to reflect the current presentation.